Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisor Managed Portfolios
Entity Central Index Key	0001970751
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
Soundwatch Hedged Equity ETF
Shareholder Report [Line Items]
Fund Name	Soundwatch Hedged Equity ETF
Class Name	Soundwatch Hedged Equity ETF
Trading Symbol	SHDG
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Soundwatch Hedged Equity ETF for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.soundwatch.com/shdg. You can also request this information by contacting us at 1-888-244-4601.
Additional Information Phone Number	1-888-244-4601
Additional Information Website	https://www.soundwatch.com/shdg
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Soundwatch Hedged Equity ETF	$38	0.78%
[1]
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.78%
Updated Performance Information Location [Text Block]	Visit https://www.soundwatch.com/shdg for more recent performance information.
Net Assets	$ 144,593,975
Holdings Count | $ / shares	7
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$144,593,975
Number of Holdings	7
Portfolio Turnover	0%
30-Day SEC Yield	1.14%
30-Day SEC Yield Unsubsidized	1.04%

Holdings [Text Block]

Top Holdings	(%)
iShares Core S&P 500 ETF	97.2%
S&P 500 Index 6/30/2025 P5,330	2.0%
Cash & Other	1.4%
First American Government Obligations Fund	0.9%
S&P 500 Index 12/31/2025 C6,300	0.1%
S&P 500 Index 6/30/2025 C6,020	-0.4%
S&P 500 Index 12/31/2025 P6,300	-0.4%
S&P 500 Index 6/30/2025 P4,850	-0.8%

Updated Prospectus Web Address	https://www.soundwatch.com/shdg

[1]
1	Annualized